Income Taxes - Summary of Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Abstract]
Net (loss) earnings before income taxes	$ (109,894)	$ 286,493
Applicable tax rate	26.50%	26.70%
Income taxes at Canadian statutory tax rate	$ (29,122)	$ 76,494
Non-taxable income	(9,030)	(143)
Non-deductible expenses	34,815	3,590
Differences in effective income tax rates in foreign jurisdictions	(97,919)	(117,153)
Deferred tax assets not recognized	103,098	43,035
Provision true up	(2,830)	21,385
Income tax (recovery) expense	$ (988)	$ 27,208	[1]

[1]	Certain amounts were reclassified in the comparative period. See note 2.